Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIMCO Equity Series
Prospectus Date	rr_ProspectusDate	Nov. 01, 2023
PIMCO RAFI Dynamic Multi-Factor US Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the investment results of the RAFI Dynamic Multi-Factor U.S. Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other exchange-traded funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of the RAFI Dynamic Multi-Factor U.S. Index (the “Underlying Index”). The Fund may invest the remainder of its assets in cash, securities and instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index. The Underlying Index is designed to provide long-only exposure to multiple equity factors that seek to produce attractive long-term returns, and which may lower risk compared to less diversified strategies.The Underlying Index is constructed by RAFI Indices, LLC (the “Index Provider”) using a rules-based approach to construct factor portfolios within the Underlying Index. The universe for the Underlying Index construction process starts with all common equity securities traded on primary exchanges, which meet and pass minimum liquidity and investability (capacity) requirements, issued by companies that are assigned to the United States by the Index Provider. The Index Provider assigns companies to countries and promulgates that assignment to securities. Eligible securities are then determined by selecting companies based on fundamental weight, calculated using four accounting measures from company financial statements: (i) de-levered sales, calculated as company sales averaged over the past five years multiplied by the ratio of average equity to average assets; (ii) cash flow, taken as the company operating cash flow averaged over the past five years; (iii) dividend plus buybacks, calculated using the average dividends paid and share buybacks over the past five years; and (iv) book value, taken as the most recent company book value. At each annual reconstitution, companies that rank in the top 86% of cumulative fundamental weight within each region constitute the large/mid company universe. Companies that rank in the top 98% by fundamental weight, excluding companies in the top 86%, within each region constitute the small company universe.The Underlying Index consists of “factor portfolios,” each of which emphasizes one of the following factors: value, low volatility, quality, momentum and size. The value factor emphasizes companies with a high ratio of company fundamental weight to its market capitalization weight. The low volatility factor emphasizes companies with low risk measure calculated as the variance of a company’s daily excess return over five years explained by global, local country groups, and global industry excess returns. The quality factor emphasizes companies that are high in profitability and low in investment spending. The momentum factor emphasizes stocks with high momentum. For the value, low volatility and quality “factor portfolios”, eligible securities are ranked by their factor score and the top 25% of companies by fundamental weight are selected for inclusion within that “factor portfolio”. For the momentum “factor portfolio”, eligible securities are ranked by their momentum score and the top 50% of companies by fundamental weight are selected for inclusion. The size factor is the equal weight of the small company portions of the other four factors. A company’s fundamental weight may be adjusted by a “free float factor”, which is the ratio of the total market capitalization of the shares of the company in free float to the total market capitalization of the company. As of September 30, 2023, the Underlying Index consisted of 831 Component Securities.The Underlying Index dynamically allocates to each factor at each quarterly rebalance. Dynamic allocation starts with an equal weighting to each factor plus an additional weight, which is based on a calculation of a factor’s standard momentum and long-term reversal signal relative to the other factors. Additional weights to a particular factor are capped at a maximum of 15% and minimum of -15% relative to equal weighting.Each factor (other than momentum) is reconstituted annually on the last Friday of March and rebalanced on a quarterly staggered basis on the last Friday of March, June, September and third Friday of December. For example, a single factor will be divided into four identical tranches. At the first quarterly rebalance, the first tranche (i.e., 25% of the factor) is rebalanced, but the remaining three tranches (i.e., the other 75% of the factor) are not rebalanced and will continue to drift until the next quarterly rebalance. At the next quarterly rebalance, the second tranche is rebalanced while the other three tranches (including the tranche that was rebalanced at the prior quarter-end) are not rebalanced. This staggered rebalancing is intended to diversify risk and decrease market impact. The momentum factor, unlike the other factors, is reconstituted and fully rebalanced quarterly. At each quarterly rebalance, trading controls are implemented to minimize turnover.PIMCO uses an indexing approach in managing the Fund’s investments. The Fund is expected to employ a replication strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to replicate the composition and weighting of the Underlying Index by investing all, or substantially all, of the Fund’s assets in the Component Securities, holding each Component Security in approximately the same proportion as its weighting in the Underlying Index. However, in some circumstances it may not be possible or practicable to invest all, or substantially all, of the Fund’s assets in the Component Securities, in which case the Fund may employ a representative sampling strategy by investing in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.The Fund may invest, without limitation, in equity and equity-related securities, including common and preferred securities. The Fund may also invest in derivative instruments, such as options, futures contracts or swap agreements.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund’s primary benchmark is the RAFI Dynamic Multi-Factor U.S. Index. The RAFI Dynamic Multi-Factor U.S. Index takes time-varying exposures to five return factors; value, low volatility, quality, momentum and size. The Index uses recent and historical metrics to tilt toward factor portfolios which are intended to be particularly attractive on a forward looking basis. The Fund’s secondary benchmark is the S&P 500 Index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/investments/etf.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/investments/etf
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best QuarterJune 30, 202018.22%Worst QuarterMarch 31, 2020-24.22%Year-to-DateSeptember 30, 20231.64%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/22)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	 In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
PIMCO RAFI Dynamic Multi-Factor US Equity ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	It is possible to lose money on an investment in the Fund.
PIMCO RAFI Dynamic Multi-Factor US Equity ETF | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PIMCO RAFI Dynamic Multi-Factor US Equity ETF | Market Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Trading Risk: the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, that trading in Fund shares may be halted or become less liquid or that Fund shares trade at prices other than the Fund’s net asset value, and are subject to trading costs, which may be exacerbated if the creation/redemption process becomes less effective, particularly during times of market stress
PIMCO RAFI Dynamic Multi-Factor US Equity ETF | Equity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Risk: the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights
PIMCO RAFI Dynamic Multi-Factor US Equity ETF | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk: the risk that the Fund could lose money if the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
PIMCO RAFI Dynamic Multi-Factor US Equity ETF | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
PIMCO RAFI Dynamic Multi-Factor US Equity ETF | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. The liquidity of the Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings
PIMCO RAFI Dynamic Multi-Factor US Equity ETF | Issuer Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage,reputation or reduced demand for the issuer’s goods or services
PIMCO RAFI Dynamic Multi-Factor US Equity ETF | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance
PIMCO RAFI Dynamic Multi-Factor US Equity ETF | Model Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Model Risk: the risk that the Fund’s investment models used in making investment allocation decisions, including the indexation methodologies used in constructing the Underlying Index, may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Fund
PIMCO RAFI Dynamic Multi-Factor US Equity ETF | Leveraging Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
PIMCO RAFI Dynamic Multi-Factor US Equity ETF | Management and Tracking Error Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management and Tracking Error Risk: the risk that a portfolio manager’s investment decisions may not produce the desired results or that the Fund’s portfolio may not closely track the Underlying Index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the Underlying Index, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the Underlying Index. Performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the Underlying Index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, to the extent the Fund uses a representative sampling approach, this approach may cause the Fund to be less correlated to the return of the Underlying Index than if the Fund held all of the securities in the Underlying Index
PIMCO RAFI Dynamic Multi-Factor US Equity ETF | Indexing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Indexing Risk: the risk that the Fund is negatively affected by general declines in the asset classes represented by the Underlying Index
PIMCO RAFI Dynamic Multi-Factor US Equity ETF | PIMCO RAFI Dynamic Multi-Factor US Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.29%
1 Year	rr_ExpenseExampleYear01	$ 30
3 Years	rr_ExpenseExampleYear03	95
5 Years	rr_ExpenseExampleYear05	168
10 Years	rr_ExpenseExampleYear10	$ 380
2018	rr_AnnualReturn2018	(6.59%)
2019	rr_AnnualReturn2019	26.25%
2020	rr_AnnualReturn2020	10.55%
2021	rr_AnnualReturn2021	23.94%
2022	rr_AnnualReturn2022	(5.62%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.22%)
1 Year	rr_AverageAnnualReturnYear01	(5.62%)
5 Years	rr_AverageAnnualReturnYear05	8.81%
Since Inception	rr_AverageAnnualReturnSinceInception	10.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2017
PIMCO RAFI Dynamic Multi-Factor US Equity ETF | Return After Taxes on Distributions | PIMCO RAFI Dynamic Multi-Factor US Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.11%)	[3]
5 Years	rr_AverageAnnualReturnYear05	8.28%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.83%	[3]
PIMCO RAFI Dynamic Multi-Factor US Equity ETF | Return After Taxes on Distributions and Sales of Fund Shares | PIMCO RAFI Dynamic Multi-Factor US Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.03%)	[3]
5 Years	rr_AverageAnnualReturnYear05	6.84%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.15%	[3]
PIMCO RAFI Dynamic Multi-Factor US Equity ETF | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
Since Inception	rr_AverageAnnualReturnSinceInception	10.55%
PIMCO RAFI Dynamic Multi-Factor US Equity ETF | RAFI Dynamic Multi-Factor U.S. Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.41%)
5 Years	rr_AverageAnnualReturnYear05	9.17%
Since Inception	rr_AverageAnnualReturnSinceInception	10.78%

[1]	“Other Expenses” include expenses incurred by the Fund in the normal course of its operations together with recoupment of management fees previously waived or reimbursed to the Fund. Such expenses are borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”).
[2]	PIMCO has contractually agreed, through October 31, 2024, to waive a portion of the Fund’s management fees, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of average daily net assets). This Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to PIMCO Equity Series at least 30 days prior to the end of the then current term. In any month in which the investment management agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the management fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: 1) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.